Fair Value Measurements (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2022
Bitcoin
Indefinite-lived Intangible Assets [Line Items]
Impairment losses	$ 679	$ 770